PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	May 15, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net		$ 4,654,767	$ 5,278,882
Property held for sale		0	1,878,107
Gain on disposal		392,124	(14,544)
Under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net		52,709	52,709
Property held for sale			0
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net		$ 0	0
Property held for sale			$ 1,878,107
Gain on disposal	$ 488,829
Purchase and sale agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of property				$ 2,500,000